UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Diversified Income Fund

January 31, 2009

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.02%
fFannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	926,709	$694,326
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.729% 11/25/32		32,459	26,519
Total Agency Asset-Backed Securities (cost $926,264)			720,845

Agency Collateralized Mortgage Obligations – 3.23%
Fannie Mae
Series 1990-92 C 7.00% 8/25/20		2,400	2,592
Series 1996-46 ZA 7.50% 11/25/26		378,238	405,590
Series 2001-50 BA 7.00% 10/25/41		218,499	231,131
Series 2002-90 A2 6.50% 11/25/42		388,543	400,225
•Series 2002-W1 2A 7.50% 2/25/42		31,966	33,874
Series 2003-106 WE 4.50% 11/25/22		11,400,000	11,474,470
Series 2003-122 AJ 4.50% 2/25/28		701,461	709,408
Series 2005-110 MB 5.50% 9/25/35		4,979,659	5,096,301
¥Series 2006-39 PE 5.50% 10/25/32		13,200,000	13,657,205
•Series 2006-M2 A2F 5.259% 5/25/20		705,000	727,047
•Series G-9 FA 1.306% 4/25/21		2,490	2,485
Fannie Mae Grantor Trust
•Series 1999-T2 A1 7.50% 1/19/39		27,602	29,086
Series 2001-T8 A2 9.50% 7/25/41		120,961	131,083
Series 2002-T4 A3 7.50% 12/25/41		348,645	369,455
Series 2002-T19 A1 6.50% 7/25/42		229,495	239,607
Series 2004-T1 1A2 6.50% 1/25/44		157,820	162,013
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24		19,645	20,534
Fannie Mae Whole Loan
Series 2002-W6 2A 7.50% 6/25/42		63,651	67,451
Series 2003-W1 2A 7.50% 12/25/42		28,897	30,622
Series 2003-W10 1A4 4.505% 6/25/43		50,000	50,078
Series 2003-W15 2A7 5.55% 8/25/43		30,312	30,568
Series 2004-W9 2A1 6.50% 2/25/44		530,082	544,163
Series 2004-W11 1A2 6.50% 5/25/44		682,616	700,748
Freddie Mac
Series 1730 Z 7.00% 5/15/24		638,205	658,133
Series 2326 ZQ 6.50% 6/15/31		1,549,850	1,649,066
Series 2541 JB 5.00% 2/15/16		231,138	235,079
Series 2549 TE 5.00% 9/15/17		4,285	4,337
Series 2557 WE 5.00% 1/15/18		4,116,000	4,256,003
Series 2598 QD 5.50% 4/15/32		2,450,000	2,540,520
Series 2621 QH 5.00% 5/15/33		35,000	35,034
Series 2622 PE 4.50% 5/15/18		8,300,000	8,408,304
Series 2624 QH 5.00% 6/15/33		40,000	39,975
Series 2662 MA 4.50% 10/15/31		1,353,120	1,364,475
Series 2687 PG 5.50% 3/15/32		2,750,000	2,820,625
Series 2694 QG 4.50% 1/15/29		2,295,000	2,350,049
Series 2762 LG 5.00% 9/15/32		9,050,000	9,301,318
Series 2809 DC 4.50% 6/15/19		3,135,709	3,154,559
Series 2872 GC 5.00% 11/15/29		1,745,000	1,796,654
Series 2890 PC 5.00% 7/15/30		1,360,000	1,400,847
Series 2915 KP 5.00% 11/15/29		2,852,000	2,939,331
Series 3022 MB 5.00% 12/15/28		1,745,000	1,797,156
Series 3063 PC 5.00% 2/15/29		6,714,000	6,917,239
Series 3113 QA 5.00% 11/15/25		3,512,916	3,580,783

Series 3123 HT 5.00% 3/15/26	50,000	49,092
Series 3128 BC 5.00% 10/15/27	8,050,000	8,297,304
Series 3131 MC 5.50% 4/15/33	2,075,000	2,154,073
Series 3150 EQ 5.00% 5/15/26	45,000	44,263
Series 3154 PJ 5.50% 3/15/27	3,716,033	3,813,710
Series 3171 MG 6.00% 8/15/34	4,000,000	4,184,338
Series 3337 PB 5.50% 7/15/30	2,270,000	2,353,762
Series 3416 GK 4.00% 7/15/22	873,485	876,605
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09	11,822	11,833
•Freddie Mac Strip Series 19 F 3.778% 6/1/28	15,751	14,794
wFreddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42	166,454	175,401
Series T-58 2A 6.50% 9/25/43	1,075,347	1,104,584
•Series T-60 1A4C 5.395% 3/25/44	27,671	28,916
GNMA
Series 2002-28 B 5.779% 7/16/24	27,569	28,169
•Series 2003-78 B 5.11% 10/16/27	60,000	61,795
•Vendee Mortgage Trust Series 2000-1 1A 6.810% 1/15/30	11,768	12,228
Total Agency Collateralized Mortgage Obligations (cost $110,595,864)		113,576,090

Agency Mortgage-Backed Securities – 14.73%
Fannie Mae
4.00% 9/1/13	8,992	9,068
5.50% 5/15/09	3,526	3,543
5.50% 1/1/13	1,357,259	1,372,996
6.47% 6/1/09	4,362	4,353
6.50% 8/1/17	446,176	465,328
7.00% 11/15/16	357,506	375,816
•Fannie Mae ARM
3.928% 6/1/34	372,354	365,086
4.373% 6/1/34	4,634	4,656
4.527% 8/1/34	15,784	15,912
4.752% 11/1/32	1,071	1,086
4.794% 11/1/35	457,754	466,108
4.843% 11/1/24	4,446	4,434
4.925% 7/1/32	858	856
4.93% 12/1/33	8,330	8,228
4.947% 7/1/33	249,648	249,204
5.026% 11/1/33	2,076,008	2,106,018
5.046% 8/1/35	1,321,684	1,354,090
5.043% 10/1/33	289,944	291,784
5.084% 5/1/36	1,685,916	1,706,796
5.11% 1/1/36	467,635	480,294
5.131% 11/1/35	2,650,749	2,724,183
5.163% 9/1/38	1,241,157	1,275,343
5.396% 4/1/36	3,806,467	3,922,839
5.548% 6/1/37	53,615	55,442
5.718% 4/1/37	7,108,307	7,379,806
5.849% 4/1/36	1,314,047	1,360,564
5.916% 8/1/37	4,022,238	4,169,482
6.126% 6/1/36	669,333	696,096
6.141% 7/1/36	17,122	17,816
6.285% 7/1/36	20,619	21,400
6.305% 4/1/36	6,692	6,938
6.326% 8/1/36	19,946	20,767
Fannie Mae Balloon 7 yr
4.00% 6/1/10	71,901	72,613
4.50% 6/1/10	65,834	66,400
4.50% 12/1/10	3,322	3,350
Fannie Mae FHAVA 8.75% 8/1/09	84	85
Fannie Mae Relocation 15 yr 4.00% 9/1/20	1,949,652	1,967,226

Fannie Mae Relocation 30 yr
4.00% 3/1/35	20,307	20,584
5.00% 11/1/33	893,034	914,749
5.00% 1/1/34	294,242	301,387
5.00% 8/1/34	389,855	399,064
5.00% 11/1/34	453,390	464,100
5.00% 4/1/35	1,527,286	1,562,525
5.00% 10/1/35	883,828	904,220
5.00% 1/1/36	1,800,034	1,841,566
5.00% 9/1/33	693,507	710,371
Fannie Mae S.F. 15 yr
4.00% 5/1/19	12,198	12,322
4.50% 6/1/23	7,501,488	7,616,377
4.50% 6/1/23	7,413,290	7,526,828
5.00% 9/1/20	16,535	16,957
5.00% 5/1/21	2,218,628	2,278,731
5.50% 4/1/23	519,694	536,261
6.00% 9/1/21	16,962,050	17,664,934
8.50% 2/1/10	4,353	4,468
Fannie Mae S.F. 20 yr 5.00% 8/1/28	8,811,973	8,981,696
Fannie Mae S.F. 30 yr
5.00% 9/1/35	2,241,136	2,282,667
5.00% 12/1/36	21,024,061	21,413,665
*5.00% 12/1/36	2,818,045	2,870,267
5.00% 12/1/37	3,080,079	3,134,577
5.00% 1/1/38	6,015,007	6,121,435
5.00% 2/1/38	2,549,578	2,594,689
5.50% 3/1/29	531,906	549,071
5.50% 4/1/29	461,100	475,980
5.50% 6/1/37	2,337,828	2,394,998
5.50% 7/1/37	6,072,680	6,221,182
5.50% 12/1/37	14,137,670	14,483,395
*5.50% 10/1/38	35,917,588	36,795,924
6.00% 10/1/33	4,302	4,457
6.00% 6/1/35	21,698	22,410
*6.00% 7/1/37	6,844,865	7,061,833
6.00% 12/1/37	11,828,092	12,203,018
6.00% 3/1/38	4,443,663	4,584,268
6.00% 4/1/38	5,689,141	5,869,155
*6.00% 8/1/38	24,631,773	25,411,165
*6.50% 9/1/36	318,644	332,389
*6.50% 11/1/36	5,158,795	5,381,322
6.50% 2/1/37	2,116,172	2,207,454
6.50% 8/1/37	410,549	428,194
*6.50% 9/1/37	9,919,677	10,346,017
6.50% 10/1/37	7,600,100	7,926,746
6.50% 11/1/37	7,660,076	7,989,300
7.00% 8/1/32	224,987	239,056
7.00% 9/1/32	144,955	154,020
7.00% 2/1/36	98,223	103,321
7.00% 12/1/37	100,424	105,581
7.50% 1/1/31	4,585	4,875
7.50% 3/1/32	52,008	55,268
7.50% 4/1/32	55,753	59,247
7.50% 10/1/34	55,773	59,305
Fannie Mae S.F. 30 yr TBA
4.00% 2/1/39	24,675,000	24,472,591
4.50% 2/1/39	49,035,000	49,356,768
Freddie Mac 7.00% 2/25/14	6,009	6,294
•Freddie Mac ARM
4.498% 12/1/33	142,441	144,770
4.543% 5/1/35	387,870	392,927
5.325% 4/1/33	4,717	4,663
5.344% 3/1/36	329,765	336,942
5.491% 4/1/34	66,410	67,696
5.672% 7/1/36	1,676,111	1,725,562
5.764% 8/1/37	60,585	62,243
6.031% 12/1/33	601,267	604,898
6.11% 10/1/37	88,701	92,216
6.332% 2/1/37	4,199,537	4,290,716

Freddie Mac Balloon 7 yr 3.00% 8/1/10	380,867	378,262
Freddie Mac Relocation 15 yr 3.50% 10/1/18	278,842	274,465
Freddie Mac Relocation 30 yr
5.00% 9/1/33	2,316,266	2,368,865
6.50% 10/1/30	1,443	1,511
Freddie Mac S.F. 15 yr
4.00% 2/1/14	95,402	96,297
4.50% 5/1/20	5,450,053	5,539,791
5.00% 6/1/18	2,045,296	2,109,550
5.00% 4/1/20	2,770,007	2,843,316
5.50% 7/1/14	6,075	6,292
Freddie Mac S.F. 30 yr
4.50% 10/1/35	4,642,401	4,669,481
*5.00% 7/1/38	13,472,988	13,694,535
5.50% 12/1/34	99,896	102,474
*5.50% 2/1/38	21,826,481	22,350,908
5.50% 8/1/38	2,098,033	2,148,443
5.50% 10/1/38	5,515,865	5,648,395
6.00% 6/1/37	2,096,803	2,165,975
*6.00% 5/1/38	8,196,696	8,465,360
6.00% 5/1/38	12,354,972	12,759,932
6.00% 8/1/38	7,942,468	8,202,799
6.50% 10/1/32	5,797	6,084
*6.50% 12/1/37	20,165,848	21,041,718
6.50% 8/1/38	3,962,135	4,134,224
7.00% 11/1/33	695,861	737,449
Freddie Mac S.F. 30 yr TBA 5.00% 2/1/39	35,125,000	35,662,834
GNMA I S.F. 15 yr 6.50% 7/15/09	504	506
GNMA I S.F. 30 yr
7.00% 5/15/28	308,281	330,299
7.00% 12/15/34	6,234,390	6,645,065
7.50% 10/15/30	3,946	4,204
7.50% 2/15/32	1,005	1,072
9.50% 9/15/17	6,165	6,693
10.00% 7/15/17	4,348	4,786
Total Agency Mortgage-Backed Securities (cost $508,969,142)		518,649,268

Agency Obligations – 3.49%
Fannie Mae
*2.00% 1/9/12	26,740,000	26,714,945
*4.75% 11/19/12	25,055,000	27,369,981
Federal Home Loan Bank System
*3.625% 10/18/13	4,335,000	4,521,587
*4.625% 10/10/12	2,730,000	2,955,823
^Financing Corporation Interest Strip
CPN 4.52% 2/8/16	1,000,000	746,339
CPN 4.588% 4/6/12	2,393,000	2,184,304
CPN 4.797% 5/2/12	365,000	332,629
CPN 4.901% 10/6/12	1,608,000	1,432,878
CPN 4.948% 10/6/14	1,923,000	1,574,320
CPN 5.079% 2/8/13	500,000	439,299
CPN 5.08% 8/8/13	500,000	434,669
CPN 5.101% 10/6/11	355,000	331,487
CPN 5.101% 2/3/12	50,000	45,874
CPN 5.175% 3/26/12	880,000	803,746
CPN 5.192% 10/6/15	1,140,000	882,713
CPN 5.259% 5/30/16	385,000	282,133

CPN 1 5.093% 11/11/11	173,000	160,726
CPN 1 5.162% 5/11/12	1,000,000	910,804
CPN 1 5.283% 5/11/15	1,270,000	1,001,347
CPN 4 5.213% 10/6/15	640,000	495,558
CPN 7 5.097% 8/3/13	10,000	8,698
CPN 13 5.161% 12/27/12	300,000	264,890
CPN 15 4.907% 9/7/13	2,550,000	2,210,179
CPN 17 5.352% 4/5/13	125,000	109,622
CPN A 5.098% 8/8/15	480,000	375,973
CPN A 5.099% 2/8/15	480,000	384,805
CPN A 5.112% 2/8/14	500,000	423,293
CPN C 5.099% 5/30/15	25,000	19,676
*^Financing Corporation Principal Strip 5.142% 9/26/19	860,000	548,467
Freddie Mac
¥4.125% 12/21/12	25,000,000	26,726,024
*4.50% 1/15/13	13,000,000	13,808,769
Tennessee Valley Authority 4.875% 1/15/48	4,300,000	4,259,842
Total Agency Obligations (cost $116,805,289)		122,761,400

@=#Collateralized Debt Obligation – 0.00%
Travelers Funding CBO Series 1A A2 144A 6.35% 2/18/14	10,939	10,939
Total Collateralized Debt Obligation (cost $11,377)		10,939

Commercial Mortgage-Backed Securities – 2.44%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	5,155,000	4,175,550
Series 2007-1A D 5.957% 4/15/37	1,190,000	898,450
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.319% 6/10/39	4,745,000	4,313,917
Series 2004-4 A4 4.502% 7/10/42	500,000	436,774
Series 2004-5 A3 4.561% 11/10/41	20,000	17,073
•Series 2005-1 A5 5.083% 11/10/42	2,800,000	2,430,902
•Series 2005-6 AM 5.18% 9/10/47	2,840,000	1,679,811
Series 2006-4 A4 5.634% 7/10/46	6,480,000	4,771,904
•Series 2007-3 A4 5.658% 6/10/49	4,560,000	2,786,595
Bear Stearns Commercial Mortgage Securities
@#Series 2004-ESA E 144A 5.064% 5/14/16	1,355,000	1,357,446
•Series 2005-T20 A4A 5.151% 10/12/42	3,800,000	3,210,940
•Series 2006-PW12 A4 5.718% 9/11/38	5,600,000	4,618,056
Series 2006-PW14 A4 5.201% 12/11/38	1,300,000	1,014,773
•Series 2007-PW16 A4 5.712% 6/11/40	7,925,000	5,698,674
•Series 2007-T28 A4 5.742% 9/11/42	3,655,000	2,660,034
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	2,030,691	2,021,076
Series 2006-C7 A2 5.69% 6/10/46	925,000	809,167
•#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	1,000,000	955,049
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.552% 2/15/39	640,000	519,812
#Crown Castle Towers 144A
•*Series 2005-1A AFL 0.713% 6/15/35	1,110,000	1,021,200
Series 2005-1A C 5.074% 6/15/35	700,000	630,000
Series 2006-1A B 5.362% 11/15/36	3,310,000	2,796,950
•DLJ Commercial Mortgage Series 1999-CG3 A3 7.73% 10/10/32	1,210,000	1,218,068
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	30,000	29,733
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	4,020,000	3,864,733
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	60,000	58,879
•Series 2004-GG2 A5 5.279% 8/10/38	500,000	435,144
Series 2005-GG4 A4 4.761% 7/10/39	2,870,000	2,355,949
@•#Series 2006-RR3 A1S 144A 5.66% 7/18/56	160,000	28,800

Greenwich Capital Commercial Funding
Series 2004-GG1 A3 4.344% 6/10/36	725,526	723,229
•Series 2004-GG1 A7 5.317% 6/10/36	3,200,000	2,904,371
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	2,755,000	2,630,790
Series 2002-C2 A2 5.05% 12/12/34	3,145,000	2,926,161
Series 2003-C1 A2 4.985% 1/12/37	1,690,000	1,596,844
Series 2006-LDP9 A2 5.134% 5/15/47	5,675,000	3,949,505
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	5,644	5,634
Series 2002-C1 A4 6.462% 3/15/31	1,170,000	1,153,003
Series 2003-C8 A2 4.207% 11/15/27	62,381	61,283
Merrill Lynch Mortgage Trust
Series 2005-CIP1 A2 4.96% 7/12/38	400,000	376,346
•Series 2005-CKI1 A6 5.242% 11/12/37	1,600,000	1,339,525
•Series 2006-C1 ASB 5.657% 5/12/39	105,000	84,397
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	515,324	490,129
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	455,000	440,609
Series 2006-HQ9 A4 5.731% 7/12/44	7,340,000	5,240,616
Series 2007-IQ14 A4 5.692% 4/15/49	1,595,000	1,074,399
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.365% 2/15/33	185,000	110,827
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	330,000	246,989
@#Tower 144A
Series 2006-1 B 5.588% 2/15/36	695,000	611,600
Series 2006-1 C 5.707% 2/15/36	995,000	845,750
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	95,000	83,004
Series 2006-C28 A2 5.50% 10/15/48	2,740,000	2,314,337
Total Commercial Mortgage-Backed Securities (cost $102,985,100)		86,024,807

Convertible Bonds – 0.43%
Advanced Micro Devices 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15	4,440,000	1,343,100
Freeport-McMoRan Copper & Gold 6.75% 5/1/10 exercise price $73.50, expiration date 5/1/10	6,150	287,513
#Leap Wireless International 144A 4.50% 7/15/14 exercise price $93.21, expiration date 7/15/14	1,467,000	977,389
†Mirant (Escrow) 2.50% 6/15/21 exercise price $67.95, expiration date 6/15/21	695,000	0
National City 4.00% 2/1/11 exercise price $482.51, expiration date 2/1/11	7,600,000	7,020,499
NII Holdings 3.125% 6/15/12 exercise price $118.32, expiration date 6/15/12	1,150,000	771,938
^Omnicome Group 0.163% 2/7/31 exercise price $55.01, expiration date 2/7/31	1,565,000	1,570,869
#Virgin Media 144A 6.50% 11/15/16 exercise price $19.22, expiration date 11/15/16	720,000	328,500
•Wyeth 0.965% 1/15/24 exercise price $60.09, expiration date 1/14/24	2,947,000	2,957,903
Total Convertible Bonds (cost $17,398,569)		15,257,711

Corporate Bonds– 42.09%
Banking – 3.83%
Bank of America
5.125% 11/15/14	7,915,000	7,399,164
5.30% 3/15/17	9,000,000	7,913,124
5.65% 5/1/18	7,905,000	7,171,819
•8.00% 12/29/49	5,985,000	3,173,965
Bank of New York Mellon 5.125% 8/27/13	10,460,000	10,668,300
BB&T
4.90% 6/30/17	4,864,000	4,285,583
5.20% 12/23/15	7,560,000	7,083,523
*5.25% 11/1/19	8,045,000	7,124,097
BB&T Capital Trust II 6.75% 6/7/36	13,275,000	7,702,421
Branch Banking & Trust 5.625% 9/15/16	1,490,000	1,405,407
@#CoBank ACB 144A 7.875% 4/16/18	1,985,000	1,917,746
@JPMorgan Chase Capital XXV 6.80% 10/1/37	17,416,000	13,786,035
Mellon Bank 5.45% 4/1/16	3,145,000	3,011,605
PNC Bank 6.875% 4/1/18	6,985,000	7,035,166
PNC Funding 5.625% 2/1/17	6,132,000	5,803,411
@•Popular North America 1.813% 4/6/09	1,121,000	1,109,677

Silicon Valley Bank
5.70% 6/1/12	6,707,000	6,501,826
6.05% 6/1/17	2,385,000	1,881,765
U.S. Bank
4.80% 4/15/15	2,347,000	2,255,244
4.95% 10/30/14	555,000	548,654
•USB Capital IX 6.189% 4/15/49	10,182,000	4,278,151
Wells Fargo 5.625% 12/11/17	6,765,000	6,638,413
•Wells Fargo Capital XIII 7.70% 12/29/49	22,315,000	16,012,463
		134,707,559
Basic Industry – 2.27%
ArcelorMittal 6.125% 6/1/18	14,245,000	11,163,807
California Steel Industries 6.125% 3/15/14	1,415,000	976,350
@CPG International I 10.50% 7/1/13	870,000	491,550
*Domtar 7.125% 8/15/15	826,000	607,110
@#Evraz Group 144A 9.50% 4/24/18	13,155,000	7,958,775
Freeport McMoRan Copper & Gold
8.25% 4/1/15	1,744,000	1,486,277
8.375% 4/1/17	3,100,000	2,576,556
Georgia-Pacific
7.70% 6/15/15	785,000	679,025
*8.875% 5/15/31	379,000	289,935
9.50% 12/1/11	85,000	83,300
#Georgia Pacific 144A 7.125% 1/15/17	1,410,000	1,293,675
Huntsman International
7.375% 1/1/15	3,436,000	1,769,540
7.875% 11/15/14	1,205,000	632,625
Innophos 8.875% 8/15/14	2,897,000	2,274,145
@#Innophos Holdings 144A 9.50% 4/15/12	1,045,000	775,913
Lubrizol 8.875% 2/1/19	8,110,000	8,319,830
#MacDermid 144A 9.50% 4/15/17	3,711,000	1,836,945
Massey Energy 6.875% 12/15/13	4,234,000	3,725,920
*Momentive Performance Materials 9.75% 12/1/14	2,665,000	1,185,925
NewPage 10.00% 5/1/12	2,979,000	1,161,810
@#Nine Dragons Paper Holdings 144A 9.875% 4/29/13	5,068,000	1,543,682
Noranda Aluminum Acquisition PIK 6.595% 5/15/15	1,800,000	693,000
Norske Skog Canada 8.625% 6/15/11	2,435,000	1,144,450
@#Norske Skogindustrier 144A 7.125% 10/15/33	1,758,000	843,840
=@Port Townsend 12.431% 8/27/12	551,600	411,000
@Potlatch 13.00% 12/1/09	2,030,000	2,146,465
Reliance Steel & Aluminum 6.85% 11/15/36	5,200,000	3,133,395
#Rock-Tenn 144A 9.25% 3/15/16	1,547,000	1,523,795
Rockwood Specialties Group 7.50% 11/15/14	1,415,000	1,167,375
#Ryerson 144A
•10.568% 11/1/14	1,315,000	756,125
12.00% 11/1/15	680,000	428,400
@#Sappi Papier Holding 144A 6.75% 6/15/12	3,973,000	2,531,492
@#Severstal 144A 9.75% 7/29/13	7,920,000	4,791,600
Steel Dynamics 6.75% 4/1/15	3,130,000	2,496,175
#Steel Dynamics 144A 7.75% 4/15/16	6,199,000	4,990,195
US Steel 7.00% 2/1/18	1,450,000	1,040,965
#Vedanta Resources 144A 9.50% 7/18/18	1,600,000	920,000
•Verso Paper Holdings 6.943% 8/1/14	815,000	240,425
		80,091,392
Brokerage – 2.46%
@AMVESCAP 4.50% 12/15/09	2,059,000	1,947,231
Citigroup 6.50% 8/19/13	27,968,000	26,749,351
E*Trade Financial 12.50% 11/30/17	1,345,000	753,200
Goldman Sachs Group
5.95% 1/18/18	7,019,000	6,337,953
6.15% 4/1/18	18,678,000	17,084,469
@6.75% 10/1/37	4,471,000	3,407,599
Jefferies Group 6.45% 6/8/27	2,965,000	1,987,852

JPMorgan Chase 6.00% 1/15/18	3,540,000	3,560,528
LaBranche 11.00% 5/15/12	690,000	612,375
Lazard Group 6.85% 6/15/17	2,616,000	1,804,839
Morgan Stanley
5.30% 3/1/13	4,655,000	4,288,921
5.375% 10/15/15	12,600,000	10,795,894
5.55% 4/27/17	6,095,000	5,201,686
6.25% 8/9/26	2,650,000	2,100,411
		86,632,309
Capital Goods – 2.35%
Allied Waste North America
6.875% 6/1/17	1,550,000	1,505,842
7.125% 5/15/16	8,085,000	7,893,887
*7.25% 3/15/15	125,000	121,397
*Associated Materials 9.75% 4/15/12	2,171,000	1,943,045
*Berry Plastics Holding 8.875% 9/15/14	225,000	111,375
Browning-Ferris Industries 7.40% 9/15/35	7,775,000	7,094,618
Building Materials 7.75% 8/1/14	1,305,000	867,825
BWAY 10.00% 10/15/10	4,548,000	4,093,200
Casella Waste Systems 9.75% 2/1/13	3,233,000	2,715,720
Caterpillar 7.90% 12/15/18	7,875,000	8,841,325
Celestica
7.625% 7/1/13	415,000	358,975
7.875% 7/1/11	795,000	755,250
Flextronics International
*6.25% 11/15/14	1,270,000	987,425
6.50% 5/15/13	720,000	594,000
*Graham Packaging 9.875% 10/15/14	3,485,000	2,230,400
*Graphic Packaging International 9.50% 8/15/13	5,715,000	4,371,975
Greenbrier 8.375% 5/15/15	1,805,000	983,725
@Intertape Polymer 8.50% 8/1/14	922,000	609,673
#Moog 144A 7.25% 6/15/18	1,175,000	1,057,500
Owens-Brockway Glass Container 6.75% 12/1/14	2,535,000	2,395,575
*RBS Global/Rexnord 11.75% 8/1/16	1,860,000	1,218,300
Thermadyne Holdings 9.50% 2/1/14	2,400,000	1,548,000
Tyco Electronics Group 6.55% 10/1/17	7,305,000	6,043,836
Tyco International Finance 8.50% 1/15/19	10,880,000	11,570,444
United Technologies 6.125% 2/1/19	6,025,000	6,544,439
@*Vitro 11.75% 11/1/13	2,037,000	488,880
Vought Aircraft Industries 8.00% 7/15/11	3,130,000	1,924,950
Waste Management 7.10% 8/1/26	5,000,000	3,967,015
		82,838,596
Communications – 9.18%
AT&T
5.80% 2/15/19	6,010,000	6,023,883
6.40% 5/15/38	1,450,000	1,439,764
*AT&T Wireless 8.125% 5/1/12	18,487,000	20,161,052
•Centennial Communications 7.185% 1/1/13	1,036,000	1,025,640
#Charter Communications Operating 144A 10.875% 9/15/14	7,300,000	6,351,000
Cincinnati Bell
7.00% 2/15/15	1,350,000	1,208,250
7.25% 7/15/13	1,145,000	1,099,200
*Citizens Communications 7.125% 3/15/19	5,774,000	4,958,423
Comcast
•1.46% 7/14/09	1,438,000	1,419,023
5.70% 5/15/18	3,675,000	3,579,461
5.875% 2/15/18	4,904,000	4,838,478
6.30% 11/15/17	2,813,000	2,826,019
6.95% 8/15/37	5,000,000	5,123,765
Cricket Communications 9.375% 11/1/14	5,601,000	5,124,915
*Crown Castle International 9.00% 1/15/15	6,620,000	6,437,950
CSC Holdings 6.75% 4/15/12	2,695,000	2,607,413

*#CSC Holdings144A 8.50% 4/15/14		4,063,000	4,012,213
Deutsche Telekom International Finance
5.25% 7/22/13		6,700,000	6,769,647
*6.75% 8/20/18		10,175,000	10,976,861
8.75% 6/15/30		2,715,000	3,358,968
Dex Media West 9.875% 8/15/13		3,124,000	913,770
#Digicel 144A 9.25% 9/1/12		6,683,000	5,914,455
DirecTV Holdings 8.375% 3/15/13		734,000	741,340
Echostar DBS 7.125% 2/1/16		890,000	823,250
#Expedia 144A 8.50% 7/1/16		1,175,000	934,125
GCI 7.25% 2/15/14		990,000	868,725
@Grupo Televisa 8.49% 5/11/37	MXN	53,600,000	2,656,691
Hughes Network Systems 9.50% 4/15/14	USD	2,611,000	2,180,185
ΩInmarsat Finance 10.375% 11/15/12		11,416,000	11,358,919
*Intelsat Bermuda 11.25% 6/15/16		7,189,000	6,910,426
#Intelsat Bermuda 144A 8.875% 1/15/15		810,000	749,250
Lamar Media
*6.625% 8/15/15		2,365,000	1,785,575
6.625% 8/15/15		1,838,000	1,387,690
#LBI Media 144A 8.50% 8/1/17		741,000	263,055
LIN Television 6.50% 5/15/13		1,650,000	899,250
Lucent Technologies 6.45% 3/15/29		1,687,000	573,580
Mediacom Capital 9.50% 1/15/13		1,200,000	1,062,000
*MetroPCS Wireless 9.25% 11/1/14		8,887,000	8,276,019
Nielsen Finance 10.00% 8/1/14		1,915,000	1,704,350
#Nielsen Finance 144A 11.625% 2/1/14		415,000	382,838
*#Nordic Telephone Holdings 144A 8.875% 5/1/16		1,410,000	1,149,150
Quebecor Media 7.75% 3/15/16		2,194,000	1,733,260
*Qwest Capital Funding 7.25% 2/15/11		2,310,000	2,148,300
#Rainbow National Services 144A 10.375% 9/1/14		1,212,000	1,233,210
Rogers Communications
6.80% 8/15/18		11,636,000	12,124,827
7.50% 8/15/38		4,975,000	5,249,401
8.00% 12/15/12		1,155,000	1,163,663
Sprint Nextel 6.00% 12/1/16		13,425,000	9,007,370
Telecom Italia Capital
4.00% 1/15/10		2,983,000	2,898,850
5.25% 10/1/15		2,750,000	2,343,638
6.20% 7/18/11		655,000	632,953
7.721% 6/4/38		5,605,000	5,247,272
#Telesat Canada 144A
11.00% 11/1/15		3,755,000	2,891,350
12.50% 11/1/17		695,000	469,125
Thomson Reuters
*5.95% 7/15/13		3,144,000	3,091,391
6.50% 7/15/18		4,669,000	4,336,166
Time Warner Cable
6.75% 7/1/18		8,510,000	8,324,993
8.75% 2/14/19		10,845,000	12,097,174
Time Warner Telecom Holdings 9.25% 2/15/14		1,086,000	999,120
Verizon Communications
5.50% 2/15/18		1,715,000	1,676,944
5.55% 2/15/16		1,950,000	1,931,105
*6.10% 4/15/18		1,095,000	1,112,666
6.90% 4/15/38		7,145,000	7,512,896
*8.95% 3/1/39		10,340,000	12,774,242
#Verizon Wireless 144A
5.55% 2/1/14		8,400,000	8,347,500
*8.50% 11/15/18		4,800,000	5,516,496
Videotron 6.375% 12/15/15		85,000	75,225
#Videotron 144A 9.125% 4/15/18		1,810,000	1,819,050
@#Vimpelcom 144A 9.125% 4/30/18		18,964,000	12,042,139

Virgin Media Finance 8.75% 4/15/14	3,050,000	2,607,750
#Vivendi 144A 6.625% 4/4/18	11,872,000	10,255,568
Vodafone Group
*5.00% 12/16/13	6,020,000	6,048,794
5.00% 9/15/15	1,745,000	1,653,597
5.375% 1/30/15	16,845,000	16,347,229
*5.625% 2/27/17	1,450,000	1,413,852
6.15% 2/27/37	550,000	535,436
#Wind Acquisition 144A 10.75% 12/1/15	475,000	425,125
Windstream 8.125% 8/1/13	4,368,000	4,324,320
		323,288,565
Consumer Cyclical – 3.43%
#Ashtead Capital 144A 9.00% 8/15/16	1,246,000	753,830
Centex
4.55% 11/1/10	5,360,000	4,770,400
5.125% 10/1/13	600,000	465,000
Corrections Corporation of America 6.25% 3/15/13	880,000	860,200
CVS Caremark
4.875% 9/15/14	7,424,000	7,187,746
5.75% 6/1/17	8,379,000	8,397,442
6.25% 6/1/27	2,305,000	2,171,889
*Denny's 10.00% 10/1/12	885,000	721,275
*Dollar General 10.625% 7/15/15	2,914,000	2,914,000
DR Horton
6.00% 4/15/11	3,394,000	2,969,750
7.875% 8/15/11	2,085,000	1,886,925
Ford Motor Credit
•4.01% 1/13/12	795,000	493,894
*7.80% 6/1/12	4,500,000	3,074,139
8.625% 11/1/10	4,700,000	3,759,342
9.875% 8/10/11	2,495,000	1,856,090
@#Galaxy Entertainment Finance 144A 9.875% 12/15/12	3,254,000	1,708,350
Gaylord Entertainment
6.75% 11/15/14	835,000	617,900
8.00% 11/15/13	1,973,000	1,524,143
Global Cash Access/Finance 8.75% 3/15/12	2,279,000	1,971,335
#GMAC 144A
6.00% 12/15/11	1,100,000	814,264
6.625% 5/15/12	680,000	496,706
6.875% 9/15/11	2,965,000	2,335,616
6.875% 8/28/12	1,801,000	1,288,778
*Goodyear Tire & Rubber 9.00% 7/1/15	930,000	862,575
#Invista 144A 9.25% 5/1/12	1,525,000	1,090,375
Lear 8.75% 12/1/16	3,862,000	753,090
Levi Strauss 9.75% 1/15/15	3,100,000	2,569,125
M/I Homes 6.875% 4/1/12	1,005,000	512,550
Macy’s Retail Holdings 6.65% 7/15/24	9,120,000	4,920,796
*MGM MIRAGE
5.875% 2/27/14	1,100,000	627,000
6.75% 4/1/13	2,870,000	1,678,950
7.50% 6/1/16	1,785,000	972,825
*#MGM MIRAGE 144A 13.00% 11/15/13	4,985,000	4,561,275
Mobile Mini 6.875% 5/1/15	1,330,000	950,950
*Neiman Marcus Group 10.375% 10/15/15	4,041,000	1,858,860
Pinnacle Entertainment
8.25% 3/15/12	245,000	225,400
8.75% 10/1/13	1,960,000	1,813,000
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	3,914,000	3,444,320
Ryland Group
5.375% 5/15/12	2,630,000	2,169,750
6.875% 6/15/13	2,340,000	1,953,900

Target
5.125% 1/15/13		7,035,000	7,300,944
6.50% 10/15/37		100,000	92,620
7.00% 1/15/38		1,650,000	1,580,104
*Tenneco 8.625% 11/15/14		2,366,000	733,460
Toll Brothers
8.25% 2/1/11		3,565,000	3,475,875
8.25% 12/1/11		830,000	805,100
*#TRW Automotive 144A 7.00% 3/15/14		1,260,000	604,800
VF 5.95% 11/1/17		1,740,000	1,567,540
Wal-Mart Stores
5.25% 9/1/35		3,000,000	2,881,590
6.20% 4/15/38		5,570,000	6,042,993
6.50% 8/15/37		2,500,000	2,836,150
YUM! Brands 6.875% 11/15/37		10,675,000	8,716,863
			120,641,794
Consumer Non-Cyclical – 6.79%
ACCO Brands 7.625% 8/15/15		683,000	310,765
Advanced Medical Optics 7.50% 5/1/17		2,447,000	2,728,405
Alliance Imaging 7.25% 12/15/12		1,385,000	1,288,050
Alliance One International 11.00% 5/15/12		254,000	222,250
@AmBev International Finance 9.50% 7/24/17	BRL	950,000	332,705
@#AmBev International Finance 144A 9.50% 7/24/17	BRL	2,108,000	726,897
Amgen
5.70% 2/1/19	USD	1,830,000	1,905,555
6.375% 6/1/37		2,700,000	2,797,376
6.90% 6/1/38		7,795,000	8,635,130
#Anheuser-Busch InBev 144A
7.75% 1/15/19		3,845,000	3,907,177
8.20% 1/15/39		14,655,000	14,809,389
*Aramark 8.50% 2/1/15		3,460,000	3,382,150
*#Bausch & Lomb 144A 9.875% 11/1/15		10,736,000	9,474,520
Biomet
10.00% 10/15/17		2,080,000	2,121,600
11.625% 10/15/17		435,000	406,725
Bottling Group 6.95% 3/15/14		16,425,000	18,820,454
*Chiquita Brands International
7.50% 11/1/14		565,000	449,175
8.875% 12/1/15		1,045,000	856,900
Community Health Systems 8.875% 7/15/15		5,845,000	5,655,038
*Constellation Brands 8.125% 1/15/12		1,133,000	1,130,168
Cornell 10.75% 7/1/12		695,000	648,088
Cott Beverages 8.00% 12/15/11		935,000	537,625
Covidien International Finance
6.00% 10/15/17		5,515,000	5,619,482
6.55% 10/15/37		12,308,000	12,381,233
Del Monte
6.75% 2/15/15		412,000	389,340
8.625% 12/15/12		371,000	378,420
Delhaize America 9.00% 4/15/31		13,604,000	15,620,683
Delhaize Group
5.875% 2/1/14		1,535,000	1,550,804
6.50% 6/15/17		2,865,000	2,816,799
Diageo Capital 5.75% 10/23/17		14,163,000	14,138,412
General Mills 5.65% 9/10/12		2,970,000	3,080,921
GlaxoSmithKline Capital
4.375% 4/15/14		1,770,000	1,829,877
5.65% 5/15/18		3,950,000	4,240,064
HCA
6.50% 2/15/16		2,925,000	2,062,125
9.25% 11/15/16		7,432,000	7,116,140
HCA PIK 9.625% 11/15/16		1,205,000	1,015,213
•HealthSouth 8.323% 6/15/14		3,650,000	3,047,750

Iron Mountain
6.625% 1/1/16	861,000	780,281
*8.00% 6/15/20	2,843,000	2,643,990
*Jarden 7.50% 5/1/17	2,031,000	1,472,475
JohnsonDiversey Holdings 10.67% 5/15/13	1,810,000	1,357,500
Kraft Foods 4.125% 11/12/09	182,000	182,417
Kroger
6.90% 4/15/38	4,160,000	4,235,891
7.50% 1/15/14	8,860,000	9,887,601
National Beef Packing 10.50% 8/1/11	1,574,000	1,219,850
Pinnacle Foods Finance 9.25% 4/1/15	410,000	330,050
#President & Fellows of Harvard College 144A
6.00% 1/15/19	6,845,000	7,378,917
6.50% 1/15/39	7,780,000	8,255,599
Princeton University 5.70% 3/1/39	8,565,000	8,632,415
Quest Diagnostic 5.45% 11/1/15	7,458,000	6,655,661
RSC Equipment Rental 9.50% 12/1/14	1,450,000	924,375
Schering-Plough
6.00% 9/15/17	7,305,000	7,542,807
6.55% 9/15/37	720,000	753,200
Select Medical 7.625% 2/1/15	3,175,000	2,016,125
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	1,770,000	1,417,310
8.03% 10/1/20	590,000	503,081
Tenet Healthcare 7.375% 2/1/13	1,490,000	1,214,350
Tyson Foods 7.35% 4/1/16	1,265,000	1,045,898
Visant Holding 8.75% 12/1/13	2,760,000	2,442,600
Wyeth 5.50% 2/1/14	11,087,000	11,574,972
		238,900,770
Electric – 2.21%
AES
*7.75% 3/1/14	309,000	295,868
8.00% 10/15/17	1,639,000	1,548,855
#AES 144A
8.00% 6/1/20	4,119,000	3,768,885
8.75% 5/15/13	487,000	490,653
Baltimore Gas & Electric 6.125% 7/1/13	2,419,000	2,310,055
Columbus Southern Power 6.05% 5/1/18	1,809,000	1,714,543
Commonwealth Edison
5.80% 3/15/18	2,290,000	2,208,430
5.90% 3/15/36	3,495,000	2,980,886
6.15% 9/15/17	2,103,000	2,086,361
Detroit Edison 5.60% 6/15/18	1,960,000	1,894,904
Duke Energy Carolinas
5.75% 11/15/13	1,205,000	1,291,133
7.00% 11/15/18	2,445,000	2,815,506
Duquense Light Holdings 5.50% 8/15/15	3,168,000	2,654,217
Edison Mission Energy
7.00% 5/15/17	495,000	462,825
7.50% 6/15/13	715,000	689,975
7.625% 5/15/27	3,784,000	3,093,420
Elwood Energy 8.159% 7/5/26	1,767,136	1,397,787
Illinois Power 6.125% 11/15/17	8,664,000	7,870,723
*#Israel Electric 144A 9.375% 1/28/20	1,030,000	1,104,232
*Jersey Central Power & Light 7.35% 2/1/19	1,400,000	1,442,997
@#Korea Southern Power 144A 5.375% 4/18/13	3,589,000	3,237,239
Midamerican Funding 6.75% 3/1/11	208,000	214,892
Midwest Generation 8.30% 7/2/09	266,521	266,495
Mirant Americas Generation 8.50% 10/1/21	3,046,000	2,604,330
wMirant Mid Atlantic Pass Through Trust 8.625% 6/30/12	1,163,202	1,157,386
Mirant North America 7.375% 12/31/13	1,616,000	1,567,520

NRG Energy
7.375% 2/1/16	5,998,000	5,728,090
7.375% 1/15/17	435,000	408,900
Orion Power Holdings 12.00% 5/1/10	2,190,000	2,244,750
Pacificorp 6.00% 1/15/39	5,595,000	5,670,605
Peco Energy 5.35% 3/1/18	1,624,000	1,598,860
PPL Electric Utilities 7.125% 11/30/13	3,725,000	3,963,862
Reliant Energy 7.625% 6/15/14	3,025,000	2,488,063
*#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	3,851,000	2,868,995
Union Electric 6.70% 2/1/19	1,546,000	1,494,882
		77,637,124
Energy – 3.52%
Chesapeake Energy
6.375% 6/15/15	529,000	449,650
6.625% 1/15/16	2,017,000	1,714,450
7.25% 12/15/18	435,000	366,488
9.50% 2/15/15	5,500,000	5,417,500
Complete Production Services 8.00% 12/15/16	1,035,000	729,675
Compton Petroleum Finance 7.625% 12/1/13	3,187,000	1,258,865
#Connacher Oil & Gas 144A 10.25% 12/15/15	3,130,000	1,189,400
ConocoPhillips 6.50% 2/1/39	10,755,000	10,747,976
#Copano Energy 144A 7.75% 6/1/18	1,310,000	1,008,700
Dynergy Holdings 7.75% 6/1/19	3,537,000	2,758,860
Enterprise Products Operating
6.30% 9/15/17	3,585,000	3,312,035
6.50% 1/31/19	5,622,000	5,226,009
6.875% 3/1/33	7,380,000	6,355,692
•8.375% 8/1/66	1,433,000	903,865
9.75% 1/31/14	1,340,000	1,458,622
*Frontier Oil 8.50% 9/15/16	1,020,000	974,100
Geophysique-Veritas
7.50% 5/15/15	355,000	260,038
7.75% 5/15/17	1,854,000	1,334,880
#Helix Energy Solutions Group 144A 9.50% 1/15/16	7,263,000	4,176,225
#Hilcorp Energy I 144A
7.75% 11/1/15	2,344,000	1,840,040
9.00% 6/1/16	1,277,000	1,047,140
International Coal Group 10.25% 7/15/14	2,450,000	1,837,500
Key Energy Services 8.375% 12/1/14	863,000	625,675
Mariner Energy 8.00% 5/15/17	1,776,000	1,145,520
MarkWest Energy Partners 8.75% 4/15/18	2,240,000	1,618,400
OPTI Canada
7.875% 12/15/14	1,418,000	638,100
8.25% 12/15/14	1,831,000	851,415
PetroHawk Energy 9.125% 7/15/13	924,000	854,700
#PetroHawk Energy 144A
7.875% 6/1/15	1,365,000	1,150,013
*10.50% 8/1/14	1,320,000	1,263,900
@Petroleum Development 12.00% 2/15/18	1,450,000	913,500
Plains All American Pipeline 6.50% 5/1/18	5,028,000	4,217,547
Plains Exploration & Production
7.00% 3/15/17	798,000	671,318
7.625% 6/1/18	3,555,000	3,057,300
Range Resources 7.25% 5/1/18	1,235,000	1,126,938
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16	1,285,000	1,071,448
5.838% 9/30/27	1,475,000	976,508
Regency Energy Partners 8.375% 12/15/13	1,300,000	1,014,000
Shell International Finance 6.375% 12/15/38	5,200,000	5,451,763
#Tennessee Gas Pipeline 144A 8.00% 2/1/16	645,000	643,388
@TNK-BP Finance 7.875% 3/13/18	2,065,000	1,280,300

TransCanada Pipelines
5.85% 3/15/36		4,975,000	3,998,258
•6.35% 5/15/67		2,050,000	1,168,211
7.125% 1/15/19		4,015,000	4,263,284
7.25% 8/15/38		9,115,000	9,111,353
Weatherford International
5.95% 6/15/12		5,340,000	5,067,879
6.80% 6/15/37		190,000	133,449
7.00% 3/15/38		1,760,000	1,273,223
Whiting Petroleum 7.25% 5/1/13		1,672,000	1,387,760
Williams 7.50% 1/15/31		1,219,000	995,858
XTO Energy
5.75% 12/15/13		3,213,000	3,174,624
6.50% 12/15/18		7,870,000	7,804,363
6.75% 8/1/37		2,985,000	2,721,484
			124,039,189
Financials – 1.96%
@Cardtronics
9.25% 8/15/13		968,000	689,700
9.25% 8/15/13		2,102,000	1,497,675
#Erac USA Finance 144A 6.375% 10/15/17		1,230,000	801,272
FTI Consulting
7.625% 6/15/13		3,159,000	3,064,230
7.75% 10/1/16		545,000	517,750
General Electric Capital
@5.125% 1/28/14	SEK	18,100,000	2,063,195
*5.625% 5/1/18	USD	1,200,000	1,108,542
*5.875% 1/14/38		18,525,000	14,777,708
6.75% 3/15/32		725,000	651,429
@•6.78% 2/2/11	NOK	22,500,000	3,164,835
6.875% 1/10/39	USD	10,300,000	9,152,858
@General Electric Capital UK Funding 4.625% 1/18/16	GBP	1,497,000	1,917,621
Hexion US Finance 9.75% 11/15/14	USD	1,165,000	145,625
@•HSBC Financial 1.249% 4/24/10	CAD	2,142,000	1,707,381
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	1,975,000	648,165
International Lease Finance
5.35% 3/1/12		2,568,000	1,909,881
5.625% 9/20/13		6,590,000	4,742,863
5.875% 5/1/13		4,361,000	3,157,556
6.625% 11/15/13		4,254,000	3,155,647
Lender Processing Services 8.125% 7/1/16		1,145,000	1,093,475
Leucadia National 8.125% 9/15/15		1,027,000	837,005
@#Nuveen Investments 144A 10.50% 11/15/15		4,811,000	1,347,080
SLM 8.45% 6/15/18		12,930,000	11,016,749
			69,168,242
Industrials – 0.05%
Sally Holdings 10.50% 11/15/16		2,115,000	1,755,450
			1,755,450
Insurance – 2.43%
•Hartford Financial Services Group 8.125% 6/15/38		19,905,000	11,470,296
•#Liberty Mutual Group 144A 10.75% 6/15/58		3,690,000	2,217,114
MetLife 6.817% 8/15/18		8,030,000	8,171,440
•#MetLife Capital Trust X 144A 9.25% 4/8/38		17,500,000	12,600,263
#Metropolitan Life Global Funding I 144A
4.25% 7/30/09		1,424,000	1,405,364
5.125% 4/10/13		3,000,000	2,873,931
@pMontpelier Re Holdings 6.125% 8/15/13		618,000	468,696
‡w#Twin Reefs Pass Through Trust 144A 2.825% 12/31/49		1,900,000	21,375
UnitedHealth Group
5.50% 11/15/12		4,887,000	4,898,216
5.80% 3/15/36		27,026,000	21,328,595
Unitrin 6.00% 5/15/17		2,676,000	1,708,115
WellPoint
5.00% 1/15/11		3,486,000	3,473,698

5.85% 1/15/36		8,065,000	6,609,703
5.875% 6/15/17		1,195,000	1,138,773
5.95% 12/15/34		7,600,000	5,674,791
6.375% 6/15/37		1,630,000	1,534,495
			85,594,865
Natural Gas – 0.37%
AmeriGas Partners 7.125% 5/20/16		1,552,000	1,435,600
*El Paso
6.875% 6/15/14		1,202,000	1,114,855
7.00% 6/15/17		1,186,000	1,091,120
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		1,033,000	994,263
Inergy Finance
6.875% 12/15/14		1,187,000	1,032,690
8.25% 3/1/16		1,236,000	1,124,760
#Inergy Finance 144A 8.75% 3/1/15		700,000	665,000
Kinder Morgan Energy Partners
5.80% 3/15/35		3,262,000	2,686,348
*6.95% 1/15/38		2,975,000	2,824,453
			12,969,089
Real Estate – 0.15%
Host Hotels & Resorts 7.125% 11/1/13		3,601,000	3,132,870
Regency Centers 5.875% 6/15/17		1,752,000	1,201,290
•#USB Realty 144A 6.091% 12/22/49		2,400,000	966,600
			5,300,760
Technology – 0.90%
Amkor Technology 7.75% 5/15/13		585,000	341,494
International Business Machines
@4.00% 11/11/11	EUR	2,700,000	3,492,304
6.50% 10/15/13	USD	7,000,000	7,842,324
Oracle 5.75% 4/15/18		16,575,000	17,276,371
Sungard Data Systems
9.125% 8/15/13		290,000	243,600
10.25% 8/15/15		3,499,000	2,396,815
			31,592,908
Transportation – 0.19%
@#DP World 144A 6.85% 7/2/37		2,610,000	1,327,968
Hertz
8.875% 1/1/14		2,457,000	1,615,478
10.50% 1/1/16		855,000	449,944
Kansas City Southern de Mexico 9.375% 5/1/12		1,086,000	1,039,845
Northwest Airlines 10.00% 2/1/09		425,000	638
@Red Arrow International Leasing 8.375% 3/31/12	RUB	126,333,681	2,120,412
			6,554,285
Total Corporate Bonds (cost $1,586,143,810)			1,481,712,897

Foreign Agencies – 1.38%
France – 0.16%
#Electricite de France 144A 6.95% 1/26/39	USD	3,495,000	3,615,088
France Telecom 7.75% 3/1/11		2,036,000	2,153,707
			5,768,795
Germany – 1.04%
KFW
3.50% 7/4/21	EUR	6,572,000	7,826,982
4.125% 7/4/17	EUR	10,639,000	13,996,565
6.50% 11/15/11	NZD	12,853,000	7,005,419
8.00% 12/21/12	NZD	7,370,000	4,278,184
Rentenbank 1.375% 4/25/13	JPY	315,000,000	3,457,479
			36,564,629
Republic of Korea – 0.12%
*Korea Development Bank 5.30% 1/17/13	USD	4,455,000	4,052,272
			4,052,272
United Arabic Emirates – 0.06%

@#Taqa Abu Dhabi National Energy 144A 7.25% 8/1/18	2,270,000	2,048,852
		2,048,852
Total Foreign Agencies (cost $51,743,163)		48,434,548
Municipal Bonds – 1.03%
California State
§5.00% 2/1/33-14	80,000	93,333
5.00% 2/1/33	75,000	68,545
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)	385,000	371,125
Massachusetts Bay Transportation Authority 5.00% 7/1/19	1,970,000	2,297,237
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36	1,195,000	1,200,867
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29	335,000	250,614
New York State Urban Development Income Series A-1 5.25% 3/15/34 (FGIC) (MBIA)	445,000	445,467
North Texas Tollway Authority Series A
5.50% 1/1/18	1,575,000	1,674,131
6.00% 1/1/19	785,000	853,852
6.00% 1/1/20	3,940,000	4,258,825
Oregon State Taxable Pension 5.892% 6/1/27	305,000	294,959
Portland, Oregon Sewer System Revenue Series A 5.00% 6/15/18	4,880,000	5,735,952
Texas Transportation Community Mobility 5.00% 4/1/19	6,465,000	7,430,288
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18	3,155,000	3,636,169
5.00% 11/15/19	3,155,000	3,547,167
University of Texas Financing Authority 5.25% 8/15/18	1,970,000	2,352,535
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	90,000	80,786
@West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	2,660,000	1,538,384
Total Municipal Bonds (cost $35,546,619)		36,130,236

Non-Agency Asset-Backed Securities – 5.86%
@Ameriquest Mortgage Securities Series 2003-8 AF4 5.32% 10/25/33	94,370	67,103
•Bank of America Credit Card Trust
Series 2006-A10 A10 0.313% 2/15/12	16,885,000	16,506,573
Series 2007-A2 A2 0.353% 6/17/13	15,200,000	14,046,972
Series 2008-A5 A5 1.533% 12/16/13	9,340,000	8,692,050
Series 2008-A7 A7 1.033% 12/15/14	9,000,000	7,969,910
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13	3,650,000	3,457,225
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	8,000,000	7,759,922
Series 2008-1 A3A 3.86% 8/15/12	3,170,000	2,944,043
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	4,055,000	3,532,187
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	1,304,614	1,306,626
Series 2008-A A3 4.94% 4/25/14	6,810,000	6,695,734
@#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	78,137	70,165
Chase Issuance Trust
•Series 2005-A8 A8 0.373% 10/15/12	8,400,000	8,136,081
•Series 2008-A6 A6 1.533% 5/15/15	7,000,000	6,402,216
Series 2008-A9 A9 4.26% 5/15/13	3,925,000	3,939,863
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	7,335,000	5,545,802
•Series 2007-A6 A6 1.344% 7/12/12	49,000,000	46,836,278
@Citicorp Residential Mortgage Securities
Series 2006-3 A5 5.948% 11/25/36	5,800,000	2,534,657
Series 2006-3 A4 5.703% 11/25/36	6,400,000	3,709,689
@Citifinancial Mortgage Securities Series 2003-2 AF4 4.598% 5/25/33	346,583	243,675
CNH Equipment Trust
Series 2005-B A4B 4.40% 5/16/11	2,128,721	2,080,183
Series 2007-B A3A 5.40% 10/17/11	1,420,000	1,406,247
•Series 2007-B A3B 0.933% 10/17/11	400,000	385,448
•Series 2007-C A2 1.183% 9/15/10	447,391	444,869
Series 2008-A A3 4.12% 5/15/12	1,440,000	1,404,967
Series 2008-A A4A 4.93% 8/15/14	2,285,000	2,098,960

Series 2008-B A3A 4.78% 7/16/12	2,200,000	2,133,666
•Countrywide Asset-Backed Certificates
Series 2005-7 AF3 4.454% 10/25/35	100,000	94,476
@Series 2006-11 1AF3 6.05% 9/25/46	2,120,000	812,061
Series 2006-15 A3 5.689% 10/25/46	110,000	61,500
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	3,620,000	3,296,355
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	5,860,000	4,987,162
Series 2008-A4 A4 5.65% 12/15/15	1,475,000	1,379,343
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	6,755,000	4,566,326
Ford Credit Auto Owner Trust Series 2007-B A3A 5.15% 11/15/11	2,800,000	2,672,761
•#Golden Credit Card Trust Series 2008-3 A 144A 1.333% 7/15/17	3,800,000	3,448,652
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	1,547,700	1,501,659
Series 2006-2 A2 5.35% 3/15/13	472,177	458,120
Series 2007-2 A3 5.10% 5/15/12	2,734,481	2,687,833
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	1,350,000	1,353,159
Series 2008-A A3 4.93% 12/17/12	2,560,000	2,321,600
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	2,685,000	2,609,411
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.373% 11/15/12	2,490,000	2,362,137
@•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 0.549% 3/25/37	30,000	20,706
@Mid-State Trust
Series 11 A1 4.864% 7/15/38	111,484	95,703
Series 2004-1 A 6.005% 8/15/37	138,407	114,661
Series 2005-1 A 5.745% 1/15/40	753,839	524,625
#Series 2006-1 A 144A 5.787% 10/15/40	1,106,778	778,322
Renaissance Home Equity Loan Trust
Series 2005-4 A3 5.565% 2/25/36	103,150	90,295
@Series 2006-1 AF3 5.608% 5/25/36	110,000	96,279
Series 2007-1 AF2 5.512% 4/25/37	200,000	149,262
@pSeries 2007-2 AF2 5.675% 6/25/37	105,000	79,357
@•Residential Asset Securities Series 2006-KS3 AI3 0.559% 4/25/36	180,000	147,016
RSB Bondco Series 2007-A A2 5.72% 4/1/18	2,050,000	2,092,790
@=#Sail Net Interest Margin Notes Series 2003-10A A 144A 7.50% 10/27/33	12,766	0
@•#Sovereign Dealer Floor Plan Master Series 2006-1 A 144A 0.383% 8/15/11	1,000,000	954,375
@pStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	488,346	394,349
USAA Auto Owner Trust Series 2007-2 A3 4.90% 2/15/12	3,271,615	3,283,306
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	2,550,000	2,477,712
Total Non-Agency Asset-Backed Securities (cost $224,400,028)		206,262,424

Non-Agency Collateralized Mortgage Obligations – 4.93%
@fAmerican Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	170,399	120,586
•ARM Trust Series 2005-10 3A11 5.412% 1/25/36	3,890,750	2,980,089
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	399,869	364,130
Series 2004-2 1A1 6.00% 3/25/34	338,274	280,979
Series 2004-10 1CB1 6.00% 11/25/34	973,795	857,549
Series 2004-11 1CB1 6.00% 12/25/34	956,009	794,085
@Series 2005-1 2A1 5.50% 2/25/20	272,286	212,468
@Series 2005-3 2A1 5.50% 4/25/20	744,673	581,078
@Series 2005-5 2CB1 6.00% 6/25/35	1,550,142	900,051
@Series 2005-6 7A1 5.50% 7/25/20	1,886,401	1,660,624
@Series 2005-9 5A1 5.50% 10/25/20	1,610,545	1,256,729
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	3,238,898	2,505,087
Series 2006-5 2A10 5.75% 9/25/36	4,800,000	3,917,209
@•Series 2006-F 1A2 5.18% 7/20/36	79,512	29,192
Bank of America Mortgage Securities
@•Series 2003-D 1A2 5.372% 5/25/33	1,132	823
•Series 2003-E 2A2 4.710% 6/25/33	301,793	252,058
•Series 2004-D 1A1 4.97% 5/25/34	8,117	6,687
Series 2005-9 2A1 4.75% 10/25/20	809,588	763,543

•Series 2005-A 1A1 6.017% 2/25/35	62,759	31,065
•Series 2005-I 4A1 5.269% 10/25/35	60,385	45,432
Series 2007-3 1A1 6.00% 9/25/37	188,113	118,629
•Bear Stearns ARM Trust
Series 2003-7 9A 4.747% 10/25/33	2,501,503	2,007,487
Series 2007-3 1A1 5.473% 5/25/47	6,617,932	4,042,813
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	1,051,012	1,033,276
Citicorp Mortgage Securities
Series 2006-3 1A9 5.75% 6/25/36	85,000	58,706
Series 2006-4 3A1 5.50% 8/25/21	5,502,319	4,788,740
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.082% 8/25/34	4,823,451	3,383,515
Series 2007-AR8 1A3A 6.031% 8/25/37	4,021,496	2,656,593
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	2,615,079	2,302,904
•Series 2004-J7 1A2 4.673% 8/25/34	4,143	3,850
Series 2004-J8 1A1 7.00% 9/25/34	197,069	177,424
@Series 2005-1CB 2A2 5.50% 3/25/35	104,148	67,898
@Series 2005-57CB 4A3 5.50% 12/25/35	976,984	776,911
@p•Series 2005-63 3A1 5.889% 11/25/35	1,897,489	1,001,598
@Series 2005-85CB 2A2 5.50% 2/25/36	14,379	9,531
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.783% 5/25/33	105,152	78,789
@•Series 2004-12 1M 4.727% 8/25/34	464,377	129,585
•Series 2004-HYB2 2A 5.708% 7/20/34	312,933	230,699
@•Series 2004-HYB4 M 4.591% 9/20/34	1,565,403	934,229
•Series 2004-HYB5 3A1 5.18% 4/20/35	278,453	158,261
Series 2005-23 A1 5.50% 11/25/35	6,565,811	5,209,564
•Series 2005-HYB8 4A1 5.557% 12/20/35	78,188	46,328
Series 2006-1 A2 6.00% 3/25/36	1,547,969	1,038,107
@Series 2006-1 A3 6.00% 3/25/36	573,322	332,885
@Series 2006-17 A5 6.00% 12/25/36	1,271,163	1,189,019
@•Series 2006-HYB1 3A1 5.237% 3/20/36	2,930,814	1,524,813
@p•Series 2006-HYB3 3A1A 6.054% 5/20/36	1,651,755	906,620
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	243,395	219,131
Series 2004-1 3A1 7.00% 2/25/34	107,065	96,392
Deutsche Securities Alternative Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	198,656	170,149
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	90,852	89,673
Series 2004-5 2A1 6.25% 8/25/17	395,583	392,245
•Series 2004-AR5 4A1 5.708% 10/25/34	630,929	443,553
•Series 2007-AR2 1A1 5.846% 8/25/37	4,878,223	3,178,375
•Series 2007-AR3 2A2 6.298% 11/25/37	8,604,737	4,567,189
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.173% 5/25/35	2,661,543	1,912,654
@#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	112,156	111,089
•Series 1999-3 A 8.00% 8/19/29	151,107	170,498
Series 2005-RP1 1A3 8.00% 1/25/35	1,396,285	1,249,138
Series 2005-RP1 1A4 8.50% 1/25/35	536,815	495,086
Series 2006-RP1 1A2 7.50% 1/25/36	1,064,009	894,168
Series 2006-RP1 1A3 8.00% 1/25/36	472,245	401,196
GSR Mortgage Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19	299	295
•Series 2004-9 4A1 4.036% 8/25/34	356,858	278,608
@Series 2006-1F 5A2 6.00% 2/25/36	1,012,962	537,503
•Series 2006-AR1 3A1 5.365% 1/25/36	1,579,454	1,168,939
•Indymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.79% 12/25/35	80,697	47,835
•JPMorgan Mortgage Trust
@Series 2004-A6 1A2 4.85% 12/25/34	1,429,994	1,013,986
Series 2005-A1 4A1 4.777% 2/25/35	1,636,406	1,373,942
Series 2005-A4 1A1 5.397% 7/25/35	2,918,246	2,300,401

Series 2005-A6 1A2 5.14% 9/25/35	3,055,000	2,011,389
Series 2005-A8 1A1 5.399% 11/25/35	675,664	551,260
Series 2005-A8 2A1 4.947% 11/25/35	6,898,166	5,669,809
@Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	2,178,020	1,841,303
Series 2006-1 3A3 5.50% 2/25/36	337,117	274,683
•MASTR ARM Trust
Series 2003-6 1A2 5.71% 12/25/33	63,242	53,740
@Series 2004-10 2A2 5.827% 10/25/34	114,318	35,076
@Series 2005-1 B1 5.342% 3/25/35	710,223	71,089
Series 2005-6 7A1 5.336% 6/25/35	1,079,237	669,251
Series 2006-2 4A1 4.982% 2/25/36	229,740	173,790
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	45,200	44,644
Series 2003-9 1A1 5.50% 12/25/18	594,975	571,363
@Series 2005-3 7A1 6.00% 4/25/35	131,104	89,233
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	755,042	788,445
Series 2005-2 1A4 8.00% 5/25/35	1,313,868	1,411,181
@•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	776,456	590,106
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	224,655	202,330
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	97,797	98,216
Series 2004-SL4 A3 6.50% 7/25/32	613,187	546,695
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.043% 9/25/36	2,292,529	1,568,126
•Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34	752,750	609,117
@Series 2005-22 4A2 5.371% 12/25/35	166,165	67,459
@Series 2006-5 5A4 5.521% 6/25/36	478,115	162,823
Structured Asset Securities Series
•Series 2002-22H 1A 6.938% 11/25/32	83,540	78,196
Series 2004-12H 1A 6.00% 5/25/34	599,381	420,874
@wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35	579,586	365,501
Series 2005-9 3CB 5.50% 10/25/20	2,057,485	1,605,483
Series 2006-5 2CB3 6.00% 7/25/36	3,384,766	1,851,195
wWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18	2,266,845	2,228,592
Series 2004-CB3 1A 6.00% 10/25/34	815,931	743,007
Series 2004-CB3 4A 6.00% 10/25/19	784,485	698,191
@•Series 2006-AR8 1A5 5.85% 8/25/46	15,683	4,597
@•Series 2006-AR8 2A3 6.127% 8/25/36	23,807	7,805
•Series 2006-AR10 1A1 5.917% 9/25/36	3,391,780	2,068,036
•Series 2006-AR14 1A4 5.627% 11/25/36	1,457,360	828,769
•Series 2006-AR14 2A1 5.747% 11/25/36	10,987,163	7,520,147
•Series 2007-HY1 1A1 5.703% 2/25/37	6,104,563	3,593,455
•Series 2007-HY2 3A1 5.899% 9/25/36	133,779	70,918
•Series 2007-HY3 4A1 5.339% 3/25/37	13,962,560	8,590,276
Wells Fargo Mortgage Backed Securities Trust
•Series 2004-E A2 4.50% 5/25/34	99,553	78,298
•Series 2004-EE 2A1 4.189% 12/25/34	715,957	554,591
•Series 2004-O A1 4.888% 8/25/34	12,599,635	11,000,993
•Series 2004-T A1 4.86% 9/25/34	425,962	333,547
@Series 2005-12 1A7 5.50% 11/25/35	3,142,205	2,273,191
@Series 2005-17 1A2 5.50% 1/25/36	2,405,678	1,499,791
Series 2005-18 1A1 5.50% 1/25/36	2,252,305	1,629,403
@•Series 2005-AR16 6A4 5.002% 10/25/35	6,254,021	2,861,320
Series 2006-1 A3 5.00% 3/25/21	1,952,689	1,646,361
Series 2006-2 3A1 5.75% 3/25/36	8,267,254	5,732,829
Series 2006-3 A11 5.50% 3/25/36	7,101,000	4,292,736
Series 2006-4 1A8 5.75% 4/25/36	135,273	126,277
@Series 2006-4 2A3 5.75% 4/25/36	825,631	454,613

Series 2006-7 2A1 6.00% 6/25/36		162,167	118,483
•Series 2006-AR5 2A1 5.547% 4/25/36		1,849,922	1,110,030
•Series 2006-AR6 7A1 5.112% 3/25/36		11,520,667	8,954,256
•Series 2006-AR10 5A1 5.595% 7/25/36		2,980,309	1,778,812
@•Series 2006-AR11 A7 5.51% 8/25/36		467,823	169,038
@•Series 2006-AR14 2A4 6.084% 10/25/36		1,256,127	434,494
@•Series 2006-AR18 2A2 5.712% 11/25/36		3,478,090	1,123,988
•Series 2006-AR19 A1 5.628% 12/25/36		3,380,833	2,432,216
Series 2007-8 2A6 6.00% 7/25/37		1,040,000	621,601
Series 2007-13 A7 6.00% 9/25/37		3,952,285	2,610,978
Series 2007-14 1A1 6.00% 10/25/37		275,129	203,767
Total Non-Agency Collateralized Mortgage Obligations (cost $238,729,344)			173,698,066

Regional Agency – 0.21%Δ
Australia – 0.21%
New South Wales Treasury 6.00% 5/1/12	AUD	11,080,000	7,480,976
Total Regional Agency (cost $9,353,345)			7,480,976

«Senior Secured Loans – 4.01%
Advanced Medical Term Tranche Loan B 4.448% 4/2/14	USD	2,262,970	2,172,452
Allied Barton 4.959% 12/30/15		1,961,657	1,706,641
Anchor Glass 6.821% 6/20/14		3,167,857	2,676,839
Aramark 1.309% 1/26/14		290,908	256,132
Aramark Term Tranche Loan B 3.334% 1/26/14		4,579,092	4,031,684
Bausch & Lomb
Term Tranche Loan B 4.709% 4/11/15		4,378,858	3,657,901
Term Tranche Loan DD 3.604% 4/11/15		1,105,772	923,712
BE Aerospace 5.91% 7/28/14		1,938,409	1,802,720
Biomet Term Tranche Loan B 4.459% 3/25/15		1,927,538	1,728,096
Calpine 1st Lien 4.338% 3/29/14		2,831,738	2,189,061
Centennial Cellular Term Tranche Loan D 3.512% 2/9/11		3,186,791	3,130,352
Charter Communications 3.20% 3/6/14		3,712,383	2,866,387
Community Health Systems
Term Tranche Loan B 4.427% 7/2/14		4,128,837	3,503,711
Term Tranche Loan DD 1.791% 8/25/14		211,163	179,191
Cricket Communications Term Tranche Loan B1 6.50% 6/16/13		1,801,756	1,665,336
Crown Castle Term Tranche Loan B 5.376% 3/6/14		4,614,705	4,076,307
CSC Holdings Term Tranche Loan B 2.083% 3/30/13		5,515,763	4,986,608
DirectTV Term Tranche Loan C 5.25% 4/13/13		2,269,298	2,197,986
DR Pepper Snapple Group 2.409% 4/10/13		1,388,045	1,318,643
Dynegy Holdings 1.91% 4/2/13		147,012	124,684
Dynegy Holdings Term Tranche Loan B 1.91% 4/2/13		1,807,739	1,533,189
Energy Futures Holdings Term Tranche Loan B2 4.752% 10/10/14		11,854,219	8,276,556
Ford Motor Term Tranche Loan B 5.00% 11/29/13		20,613,554	7,584,139
General Motors Term Tranche Loan B 2.784% 11/17/13		12,349,444	5,473,459
Georgia Pacific Term Tranche Loan B1 4.102% 12/20/12		3,169,283	2,747,372
Goodyear Tire & Rubber 2nd Lien 2.139% 4/30/14		1,630,000	1,215,165
Graham Packaging International
Term Tranche Loan B 3.704% 10/7/11		3,223,133	2,612,752
Term Tranche Loan C 3.856% 5/16/14		5,343,773	4,593,427
Harrahs Term Tranche Loan B2 4.468% 1/28/15		2,470,000	1,544,318
Hawker Beechcraft 1.359% 3/26/14		82,352	45,234
Hawker Beechcraft Term Tranche Loan B 2.754% 3/26/14		1,672,447	918,650
HCA Term Tranche Loan B1 3.709% 11/18/13		5,834,823	4,853,493
HealthSouth Term Tranche Loan B 4.577% 3/10/13		3,296,747	2,885,164
Invitrogen Term Tranche Loan B 5.25% 6/11/15		2,663,325	2,619,380
Lender Processing Term Tranche Loan B 2.909% 6/18/14		3,618,487	3,509,933
MacDermid Term Tranche Loan B 2.409% 4/12/14		993,789	571,429
MetroPCS Wireless Term Tranche Loan B 3.146% 2/20/14		3,223,128	2,813,195
Momentive Performance Materials Term Tranche Loan B1 2.659% 12/4/13		1,000,000	735,000
Newpage Term Tranche Loan B 5.277% 12/21/14		3,224,083	1,860,296

Nielsen Finance Term Tranche Loan B 4.888% 8/9/13		980,000	790,943
Northwest Airlines 2.39% 8/21/13		3,843,588	3,247,832
Nuveen Investment Term Tranche Loan B 3.775% 11/13/14		5,216,432	2,477,805
Panamsat
Term Tranche Loan BA 3.925% 1/3/14		1,381,055	1,201,518
Term Tranche Loan BB 3.925% 1/3/14		1,384,592	1,204,595
Term Tranche Loan BC 2.936% 1/3/14		1,381,055	1,201,518
Rental Service 2nd Lien 4.419% 11/21/13		975,000	619,125
Sungard 6.75% 12/30/15		3,556,850	3,236,734
Supervalu 7.11% 6/2/12		655,000	585,305
Talecris Biotherapeutics 2nd Lien 8.64% 12/6/14		3,510,000	2,992,275
Telesat Canada
4.46% 10/31/14		179,544	145,527
5.934% 10/31/14		2,090,456	1,694,388
Time Warner Telecom Holdings Term Tranche Loan B 3.042% 1/7/13		1,964,446	1,712,339
Toys R Us 7.785% 7/19/12		4,390,000	2,262,672
Univision Communications Term Tranche Loan B 2.645% 9/15/14		5,470,000	2,917,342
US Oncology Term Tranche Loan B2 5.578% 8/20/11		2,446,464	2,201,818
Windstream Term Tranche Loan B1 2.418% 7/17/13		6,697,117	6,118,319
Wrigley 6.50% 7/17/14		5,180,000	5,102,559
Total Senior Secured Loans (cost $151,223,780)			141,299,208

Sovereign Agency – 0.12%Δ
Norway – 0.12%
Kommunalbanken
4.25% 10/24/11	NOK	22,130,000	3,274,319
8.00% 10/19/10	NZD	1,590,000	873,611
Total Sovereign Agency (cost $4,758,874)			4,147,930

Sovereign Debt – 5.45%Δ
Austria – 0.29%
#Republic of Austria 144A 4.00% 9/15/16	EUR	8,059,000	10,347,960
			10,347,960
Brazil – 0.41%
*Federal Republic of Brazil
5.875% 1/15/19	USD	10,696,000	10,268,160
11.00% 8/17/40	USD	3,444,000	4,315,332
			14,583,492
Canada – 0.35%
Canadian Government
3.50% 6/1/13	CAD	3,631,000	3,135,615
4.25% 6/1/18	CAD	10,436,000	9,350,911
			12,486,526
Colombia – 0.15%
*Republic of Colombia 7.375% 3/18/19	USD	5,322,000	5,295,390
			5,295,390
France – 0.18%
France Government O.A.T. 4.00% 10/25/38	EUR	5,125,000	6,351,354
			6,351,354
Germany – 1.12%
Bundesobligation 3.50% 4/12/13	EUR	6,675,200	8,934,918
Deutschland Republic
4.25% 7/4/18	EUR	14,320,400	19,802,145
5.625% 1/4/28	EUR	7,121,000	10,822,166
			39,559,229
Japan – 1.32%
Japan Government
10 yr Bond 1.70% 3/20/17	JPY	1,144,350,000	13,412,324
20 yr Bond 2.30% 6/20/26	JPY	1,807,950,000	21,358,186
30 yr Bond 2.40% 3/20/37	JPY	404,500,000	4,904,299
Japanese Government CPI Linked 10 yr Bond

1.10% 9/10/16	JPY	338,661,000	3,337,668
1.30% 9/10/17	JPY	330,850,000	3,288,825
			46,301,302
Mexico – 0.99%
Mexican Government 10.00% 11/20/36	MXN	320,925,000	27,226,792
*Mexican United States 5.95% 3/19/19	USD	7,802,000	7,630,356
			34,857,148
Republic of Korea – 0.08%
Government of South Korean 4.25% 12/7/21	EUR	2,996,000	2,801,462
			2,801,462
Russia – 0.01%
Russia Government 7.50% 3/31/30	USD	230,300	215,305
			215,305
Sweden – 0.05%
Sweden Government 5.50% 10/8/12	SEK	12,800,000	1,716,045
			1,716,045
Turkey – 0.14%
Republic of Turkey 11.875% 1/15/30	USD	3,444,000	4,852,596
			4,852,596
United Arabic Emirates – 0.21%
#Emirate of Abu Dhabi 144A 5.50% 8/2/12	USD	6,600,000	7,239,012
			7,239,012
United Kingdom – 0.15%
@#CS International for City of Kyiv Ukraine 144A 8.25% 11/26/12	USD	1,202,000	432,720
U.K. Treasury 5.00% 3/7/18	GBP	2,976,700	4,743,519
			5,176,239
Total Sovereign Debt (cost $187,802,430)			191,783,060

Supranational Banks – 2.51%
European Bank for Reconstruction & Development 6.50% 12/20/10	RUB	55,700,000	1,181,293
European Investment Bank
4.75% 10/15/17	EUR	4,636,000	6,346,126
5.75% 9/15/09	AUD	6,170,000	3,978,953
6.00% 8/14/13	AUD	27,902,000	18,853,347
6.125% 1/23/17	AUD	7,137,000	4,876,676
6.25% 4/15/14	GBP	3,360,000	5,514,357
7.00% 1/18/12	NZD	13,496,000	7,551,674
7.75% 10/26/10	NZD	9,935,000	5,443,344
11.25% 2/14/13	BRL	15,645,000	6,651,890
Inter-American Development Bank
5.75% 6/15/11	AUD	8,741,000	5,788,162
7.25% 5/24/12	NZD	18,591,000	10,500,948
9.00% 8/6/10	BRL	1,812,000	764,086
International Bank for Reconstruction & Development
5.75% 6/25/10	RUB	88,170,000	1,995,845
7.50% 7/30/14	NZD	720,000	434,568
12.25% 8/4/10	BRL	4,984,000	2,185,076
Nordic Investment Bank 1.70% 4/27/17	JPY	550,000,000	6,168,089
Total Supranational Banks (cost $106,982,240)			88,234,434

U.S. Treasury Obligations – 1.89%
*US Treasury Bond 4.375% 2/15/38	USD	7,205,000	8,168,676
U.S. Treasury Inflation Index Notes
*1.625% 1/15/15		1,769,972	1,716,321
1.625% 1/15/18		8,573,539	8,375,284
U.S. Treasury Notes
0.875% 1/31/11		165,000	164,807
1.75% 1/31/14		46,890,000	46,633,653
3.75% 11/15/18		1,175,000	1,265,702
*4.625% 7/31/09		160,000	163,381
Total U.S. Treasury Obligations (cost $67,326,050)			66,487,824

		Number of
		Shares
Common Stock – 0.04%
†Bway Holding		22,675	191,831
Cablevision Systems Class A		10,250	164,308
†Cardtronics		100,650	85,553
†Century Communications		7,875,000	0
*†Delta Air Lines		676	4,664
†Flextronics International		65,600	171,216
†Graphic Packaging Holding		206,223	179,414
*†MGM MIRAGE		14,300	114,400
*†Mirant		732	12,568
*†NRG Energy		15,650	365,584
@p=†Port Townsend		1,970	20
†Time Warner Cable Class A		23	428
†USgen		255,000	0
Total Common Stock (cost $3,018,476)			1,289,986

Preferred Stock – 0.45%
#GMAC 144A 7.00%		2,312	577,133
•JPMorgan Chase 7.90%		13,208,000	10,062,964
•PNC Funding 8.25%		6,825,000	5,101,386
@=Port Townsend		394	0
Total Preferred Stock (cost $20,030,798)			15,741,483

Warrant – 0.00%
@p=†Port Townsend		394	4
†#Solutia144A, exercise price $7.59, expiration date 7/15/09		147	0
Total Warrant (cost $21,911)			4

		Principal
		Amount°
Repurchase Agreement** – 6.93%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $243,825,267
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $248,773,211)	USD	243,821,000	243,821,000
Total Repurchase Agreement (cost $243,821,000)			243,821,000

Total Value of Securities Before Securities Lending – 101.24%			3,563,525,136
(cost $3,788,593,473)

		Number of
		Shares
Securities Lending Collateral*** – 12.02%
Investment Companies
Mellon GSL DBT II Collateral Fund		433,188,566	423,165,342
†Mellon GSL DBT II Liquidation Trust		7,595,692	760
Total Securities Lending Collateral (cost $440,784,258)			423,166,102

Total Value of Securities – 113.26%
(cost $4,229,377,731)			3,986,691,238 ©
Obligation to Return Securities Lending Collateral*** – (12.52%)			(440,784,258)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.74%)			(25,937,756)
Net Assets Applicable to 442,752,093 Shares Outstanding – 100.00%			$3,519,969,224

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY– Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
USD – United States Dollar

fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at January 31, 2009.
•Variable rate security. The rate shown is the rate as of January 31, 2009.
*Fully or partially on loan.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
¥Fully or partially pledged as collateral for financial futures contracts.
‡Non income producing security. Security is currently in default.
^Zero coupon security. The rate shown is the yield at the time of purchase.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At January 31, 2009, the aggregate amount of fair valued securities was $421,963, which represented 0.01% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2009, the aggregate amount of Rule 144A securities was $273,807,217 which represented 7.78% of the Fund’s net assets. See Note 7 in "Notes."
@Illiquid security. At January 31, 2009, the aggregate amount of illiquid securities was $143,873,058 which represented 4.09% of the Fund’s net assets. See Note 7 in “Notes."
pRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At January 31, 2009, the aggregate amount of the restricted securities was $2,850,644 or 0.08% of the Fund's net assets. See Note 7 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
ΔSecurities have been classified by country of origin.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
†Non income producing security.
**See Note 1 in “Notes.”
***See Note 6 in “Notes.”
©Includes $424,733,732 of securities loaned.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CBO – Collateralized Bond Obligation
CDS – Credit Default Swap
CPN – Coupon
FGIC – Insured by the Federal Guaranty Insurance Company
FHAVA – Federal Housing Authority and Veterans Administration
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
O.A.T. – Obligation Assimilable au Tresor (Treasury Obligation)
PIK – Pay-In-Kind
RSB - Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, financial futures contracts and swap contracts were outstanding at January 31, 2009:

Foreign Currency Exchange Contracts[1]
					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(47,882,361)	USD	31,413,223	2/27/09	$1,047,512
BRL	11,450,403	USD	(4,916,446)	2/27/09	19,069
CAD	(13,347,500)	USD	10,948,830	2/27/09	67,022
CAD	(2,850,632)	USD	2,302,077	2/27/09	(21,956)
CAD	1,488,850	USD	(1,213,000)	2/27/09	813
CHF	3,085,550	USD	(2,694,074)	2/27/09	(32,952)
CLP	850,986,000	USD	(1,377,000)	2/27/09	2,232
CLP	427,524,500	USD	(689,000)	2/27/09	3,909
EUR	37,703,676	USD	(49,442,715)	2/27/09	(1,202,976)
EUR	(8,992,886)	USD	11,787,426	2/27/09	281,532
EUR	(38,641,696)	USD	50,109,571	2/27/09	669,688
EUR	(15,998,975)	USD	21,046,652	2/27/09	576,860
GBP	(3,887,567)	EUR	3,664,032	2/27/09	335,459
GBP	(1,772,728)	USD	2,467,655	2/27/09	(101,125)
GBP	(20,700,053)	USD	28,837,603	2/27/09	(1,157,909)
GBP	(1,945,810)	USD	2,704,677	2/27/09	(114,909)
JPY	(1,483,194,698)	USD	16,633,337	2/27/09	114,540
JPY	4,322,483,957	USD	(48,539,966)	2/27/09	(399,131)
KRW	3,728,868,000	USD	(2,756,000)	2/27/09	(56,578)
MXN	(56,908,413)	USD	4,408,116	2/27/09	110,171
NOK	8,638,034	USD	(1,277,778)	2/27/09	(32,751)
NZD	(58,401,112)	USD	30,894,188	2/27/09	1,305,916
PLN	33,120,564	USD	(9,940,145)	2/27/09	(454,842)
SEK	22,870,605	USD	(2,857,932)	2/27/09	(125,728)
					$833,866

Futures Contracts[2]
					Unrealized
					Appreciation
Contracts to Buy		Notional Cost	Notional Value	Expiration Date	(Depreciation)
71	Euro Bond	$11,183,727	$11,120,551	3/10/09	$(63,176)
7	Japanese 10 yr Bond	10,875,405	10,839,365	3/10/09	(36,040)
14	Japanese 10 yr Bond	20,949,934	21,649,118	3/11/09	699,184
119	Long Gilt Bond	20,902,464	20,255,930	3/31/09	(646,535)
		$63,911,530			$(46,567)

Swap Contracts[3]
Credit Default Swap Contracts
				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
Macys 10 yr CDS	$4,900,000	5.20%	12/20/18	$123,561
Citigroup Global Markets
Century Tel 5 yr CDS	759,000	1.71%	9/20/13	(20,727)
JPMorgan Chase
Embarq
6 yr CDS	2,130,000	2.60%	9/20/14	(148,143)
7 yr CDS	2,010,000	0.77%	9/20/14	47,900
R.R. Donnelly CDS	17,900,000	3.77%	3/20/14	78,156
	$27,699,000			$80,747
Protection Sold:
Goldman Sachs
CDX High Yield 11.1 yr CDS	$33,882,750	5.00%	12/20/13	$(2,056,959)
JPMorgan Chase
CDX High Yield 10.1 yr CDS	11,310,750	5.00%	12/20/13	(679,585)
	$45,193,500			$(2,736,544)
Total	$(17,494,500)			$(2,655,797)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes."
2See Note 4 in “Notes."
3See Note 5 in “Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Adviser Funds – Delaware Diversified Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income tax has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,238,704,279
Aggregate unrealized appreciation	87,332,982
Aggregate unrealized depreciation	(339,346,023)
Net unrealized depreciation	$(252,013,041)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $72,207,310 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

	Securities	Derivatives
Level 1	$311,598,790	$-
Level 2	3,635,050,467	(1,868,498)
Level 3	40,041,981	-
Total	$3,986,691,238	$(1,868,498)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$41,607,420
Realized gain/(loss)	(1,745,415)
Net change in unrealized
appreciation/depreciation	111,153
Net purchases, sales, and settlements	1,298,103
Net transfers in and/or out of Level 3	(1,229,280)
Balance as of 12/31/08	$40,041,981

Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/09	$111,153

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing fund securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended January 31, 2009, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

As the seller of protection in a CDS contract, the Fund would be required to pay the par (or other agreed-upon) value of a reference security (or basket of securities) to the counterparty in the event of a default, bankruptcy, failure to pay, obligation acceleration, modified restructuring, or agreed upon event (each of these events is a “Credit Event”). As the seller of protection, the Fund would have credit exposure to the reference security (or basket of securities). The Fund will not sell protection in a CDS contract if it cannot otherwise hold the security (or basket of securities).At January 31, 2009, the notional amount of protection sold by the Fund totaled $45,193,500 (1.28% of net assets), which reflects the maximum potential amount the Fund could be required to pay under such contracts. See the Schedule of Investments for a description of swap contracts outstanding.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

6. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of securities on loan was $424,733,732, for which the Fund received collateral, comprised of non-cash collateral valued at $1,789,794, and cash collateral of $440,784,258. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of its net assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and maybe adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware U.S. Growth Fund

January 31, 2009

	Number of
	Shares	Value
Common Stock – 94.10%
Basic Industry / Capital Goods – 3.33%
Praxair	300,000	$18,678,000
		18,678,000
Business Services – 22.87%
Expeditors International Washington	600,000	16,686,000
*†Google Class A	90,000	30,467,700
*MasterCard Class A	130,000	17,651,400
†Research in Motion	380,000	21,052,000
*United Parcel Service Class B	360,000	15,296,400
*Visa Class A	550,000	27,142,500
		128,296,000
Consumer Non-Durables – 7.25%
Procter & Gamble	425,000	23,162,500
Staples	1,100,000	17,534,000
		40,696,500
Consumer Services – 4.74%
†eBay	950,000	11,419,000
†MGM MIRAGE	330,600	2,644,800
*Weight Watchers International	550,000	12,545,500
		26,609,300
Energy – 3.02%
EOG Resources	250,000	16,942,500
		16,942,500
Financials – 9.25%
Bank of New York Mellon	600,000	15,444,000
CME Group	95,000	16,521,450
†IntercontinentalExchange	350,000	19,925,500
		51,890,950
Health Care – 20.70%
Allergan	700,000	26,684,000
†Genentech	380,000	30,871,200
†Intuitive Surgical	32,442	3,348,988
†Medco Health Solutions	378,300	16,997,019
UnitedHealth Group	575,000	16,289,750
Walgreen	800,000	21,928,000
		116,118,957
Technology – 22.94%
†Apple	255,000	22,983,150
*†Crown Castle International	950,000	18,544,000
†Intuit	1,000,000	22,650,000
*QUALCOMM	875,000	30,231,250
†Teradata	850,000	11,160,500
*†VeriSign	1,200,000	23,172,000
		128,740,900
Total Common Stock (cost $746,733,115)		527,973,107

	Principal
	Amount
Repurchase Agreement** – 6.13%
BNP Paribas 0.21%, dated 1/30/09, to be
repurchased on 2/2/09, repurchase price $34,396,602
(collateralized by U.S. Government obligations, 6.00%,
8/15/09 - 10/22/09; market value $35,094,612)	$34,396,000	34,396,000
Total Repurchase Agreement (cost $34,396,000)		34,396,000

Total Value of Securities Before Securities Lending Collateral – 100.23%
(cost $781,129,115)		562,369,107

	Number of
	Shares
Securities Lending Collateral*** – 9.93%
Investment Companies
Mellon GSL DBT II Collateral Fund	57,086,624	55,705,483
†Mellon GSL DBT II Liquidation Trust	1,028,851	103
Total Securities Lending Collateral (cost $58,115,475)		55,705,586

Total Value of Securities – 110.16%
(cost $839,244,590)		618,074,693	©
Obligation to Return Securities Lending Collateral*** – (10.36%)		(58,115,475)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.20%		1,103,073
Net Assets Applicable to 66,373,693 Shares Outstanding – 100.00%		$561,062,291

†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $55,554,685 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Adviser Funds – Delaware U.S. Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income tax has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. Investments
At January 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At January 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$849,999,014
Aggregate unrealized appreciation	1,549,567
Aggregate unrealized depreciation	(233,473,888)
Net unrealized depreciation	$(231,924,321)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $51,904,413 may be carried forward and applied against future capital gains. Such loss carryforwards expire as follows: $3,172,510 expires in 2010, $18,785,096 expires in 2011, $19,213,751 expires in 2014, and $10,733,056 expires in 2016.

Effective November 1, 2008, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of January 31, 2009:

Securities
Level 1	$562,369,107
Level 2	55,705,483
Level 3	103
Total	$618,074,693

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 10/31/08	$55,558
Net change in unrealized
appreciation/depreciation	(55,455)
Balance as of 1/31/09	$103

Net change in unrealized
appreciation/depreciation from
investments still held as of 1/31/09	$(55,455)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the fiscal period ended January 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At January 31, 2009, the value of the securities on loan was $55,554,685, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of January 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: